JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

Investments	Shares (000)		Value ($000)
COMMON STOCKS — 97.2%
Aerospace & Defense — 1.6%
Axon Enterprise, Inc. *	3		308
Curtiss-Wright Corp.	30		2,768
HEICO Corp., Class A	14		1,231
Huntington Ingalls Industries, Inc.	5		685
Spirit AeroSystems Holdings, Inc., Class A (a)	14		262
Teledyne Technologies, Inc. *	2		512
Textron, Inc.	9		328

			6,094

Air Freight & Logistics — 1.1%
CH Robinson Worldwide, Inc.	11		1,150
Expeditors International of Washington, Inc.	25		2,226
XPO Logistics, Inc. *	12		1,027

			4,403

Airlines — 0.8%
Alaska Air Group, Inc.	41		1,491
JetBlue Airways Corp. *	152		1,723

			3,214

Automobiles — 0.9%
Ford Motor Co.	541		3,600

Banks — 1.9%
First Horizon National Corp.	86		807
KeyCorp	45		541
Popular, Inc. (Puerto Rico)	101		3,654
Regions Financial Corp.	42		489
Signature Bank	9		755
SVB Financial Group *	4		957

			7,203

Biotechnology — 1.5%
BioMarin Pharmaceutical, Inc. *	5		354
Bluebird Bio, Inc. *	17		931
Exelixis, Inc. *	24		575
Incyte Corp. *	3		278
Moderna, Inc. * (a)	43		3,043
Neurocrine Biosciences, Inc. *	5		493
Sarepta Therapeutics, Inc. *	—	(b)	67

			5,741

Building Products — 1.6%
Masco Corp.	28		1,522
Trane Technologies plc	37		4,489

			6,011

Capital Markets — 3.2%
Affiliated Managers Group, Inc.	2		159
Ameriprise Financial, Inc.	9		1,433
Cboe Global Markets, Inc.	1		94
Evercore, Inc., Class A	2		108
KKR & Co., Inc.	13		443
Lazard Ltd., Class A	4		144
LPL Financial Holdings, Inc.	46		3,498
Morningstar, Inc.	13		2,044
State Street Corp.	44		2,599
Virtu Financial, Inc., Class A	84		1,933

			12,455

Chemicals — 1.5%
Ashland Global Holdings, Inc.	3		191
Axalta Coating Systems Ltd. *	26		583
Cabot Corp.	2		86
Eastman Chemical Co.	1		100
Huntsman Corp.	117		2,602
PPG Industries, Inc.	6		720
Valvoline, Inc.	88		1,672

			5,954

Communications Equipment — 0.3%
Ciena Corp. *	33		1,295

Construction & Engineering — 0.2%
AECOM *	19		804

Containers & Packaging — 1.7%
Ardagh Group SA	40		561
Avery Dennison Corp.	5		649
Berry Global Group, Inc. * (a)	49		2,377
Crown Holdings, Inc. *	3		254
Graphic Packaging Holding Co.	206		2,903

			6,744

Diversified Financial Services — 0.7%
Equitable Holdings, Inc.	110		2,014
Jefferies Financial Group, Inc.	10		189
Voya Financial, Inc.	14		676

			2,879

Diversified Telecommunication Services — 0.4%
CenturyLink, Inc.	170		1,718

Electric Utilities — 2.1%
Entergy Corp.	4		411
FirstEnergy Corp.	23		655
NRG Energy, Inc. (a)	126		3,884
PG&E Corp. *	67		625
Xcel Energy, Inc.	38		2,609

			8,184

Electrical Equipment — 0.6%
AMETEK, Inc.	10		982
Regal Beloit Corp.	14		1,356

			2,338

Electronic Equipment, Instruments & Components — 3.8%
Arrow Electronics, Inc. *	92		7,258
Avnet, Inc.	82		2,119
CDW Corp.	9		1,019
Dolby Laboratories, Inc., Class A	39		2,582
Jabil, Inc.	17		589
National Instruments Corp.	32		1,131

			14,698

Energy Equipment & Services — 0.1%
Baker Hughes Co.	20		271
National Oilwell Varco, Inc.	29		263

			534

Entertainment — 1.7%
Activision Blizzard, Inc.	5		376
Live Nation Entertainment, Inc. *	14		762
Roku, Inc. * (a)	5		982
Spotify Technology SA *	4		1,043
Take-Two Interactive Software, Inc. *	20		3,346

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Zynga, Inc., Class A *	27	249

		6,758

Equity Real Estate Investment Trusts (REITs) — 6.8%
Alexandria Real Estate Equities, Inc.	5	732
Americold Realty Trust	18	641
Apple Hospitality REIT, Inc.	8	74
Boston Properties, Inc.	1	102
Brandywine Realty Trust	8	78
Camden Property Trust	4	363
Cousins Properties, Inc.	6	167
CyrusOne, Inc.	8	574
Douglas Emmett, Inc.	5	129
Duke Realty Corp.	31	1,140
Empire State Realty Trust, Inc., Class A	6	37
EPR Properties	4	96
Equinix, Inc.	3	2,375
Equity LifeStyle Properties, Inc.	12	733
Federal Realty Investment Trust	24	1,781
First Industrial Realty Trust, Inc.	6	247
Gaming and Leisure Properties, Inc.	54	1,987
Healthcare Trust of America, Inc., Class A	10	265
Highwoods Properties, Inc.	5	153
Host Hotels & Resorts, Inc.	192	2,071
Hudson Pacific Properties, Inc.	29	637
Invitation Homes, Inc.	76	2,121
Medical Properties Trust, Inc.	34	598
Mid-America Apartment Communities, Inc.	2	176
Paramount Group, Inc.	84	594
Realty Income Corp.	22	1,330
Regency Centers Corp.	8	300
Simon Property Group, Inc.	3	188
STORE Capital Corp.	3	77
Sun Communities, Inc.	6	868
VICI Properties, Inc.	132	3,091
Vornado Realty Trust (a)	12	420
Weingarten Realty Investors	24	402
Weyerhaeuser Co.	56	1,603

		26,150

Food & Staples Retailing — 0.8%
Kroger Co. (The)	16	530
Sprouts Farmers Market, Inc. * (a)	121	2,536

		3,066

Food Products — 2.6%
Archer-Daniels-Midland Co.	87	4,046
Hershey Co. (The)	11	1,613
Pilgrim’s Pride Corp. *	109	1,630
TreeHouse Foods, Inc. * (a)	14	567
Tyson Foods, Inc., Class A	34	2,030

		9,886

Gas Utilities — 0.1%
National Fuel Gas Co.	6	224

Health Care Equipment & Supplies — 3.3%
Cooper Cos., Inc. (The)	1	194
Dentsply Sirona, Inc.	19	822
Hill-Rom Holdings, Inc.	27	2,257
Hologic, Inc. *	24	1,610
ICU Medical, Inc. *	4	658
SmileDirectClub, Inc. * (a)	226	2,637
Teleflex, Inc.	2	757
Zimmer Biomet Holdings, Inc.	28	3,788

		12,723

Health Care Providers & Services — 4.4%
AmerisourceBergen Corp.	15	1,447
Cardinal Health, Inc.	56	2,630
Centene Corp. *	85	4,965
DaVita, Inc. *	16	1,336
McKesson Corp.	21	3,168
Molina Healthcare, Inc. *	8	1,519
Premier, Inc., Class A	58	1,890

		16,955

Health Care Technology — 0.4%
Veeva Systems, Inc., Class A *	6	1,743

Hotels, Restaurants & Leisure — 1.6%
Domino’s Pizza, Inc.	9	3,625
Wendy’s Co. (The)	23	508
Wyndham Destinations, Inc.	63	1,936

		6,069

Household Durables — 3.3%
Garmin Ltd.	17	1,646
Newell Brands, Inc.	215	3,686
PulteGroup, Inc.	157	7,273
Tempur Sealy International, Inc. *	2	167

		12,772

Independent Power and Renewable Electricity Producers — 2.5%
AES Corp. (The)	279	5,059
Vistra Corp.	238	4,492

		9,551

Industrial Conglomerates — 0.2%
Carlisle Cos., Inc.	6	704

Insurance — 2.8%
Alleghany Corp.	1	416
American Financial Group, Inc.	10	697
American National Group, Inc.	2	105
Arch Capital Group Ltd. *	11	319
Assurant, Inc.	3	340
Assured Guaranty Ltd.	38	822
Athene Holding Ltd., Class A *	10	348
Axis Capital Holdings Ltd.	15	679
Everest Re Group Ltd.	7	1,309
Fidelity National Financial, Inc.	19	607
First American Financial Corp.	24	1,209
Hanover Insurance Group, Inc. (The)	10	920
Hartford Financial Services Group, Inc. (The)	39	1,428
Lincoln National Corp.	25	794
Old Republic International Corp.	14	206
Reinsurance Group of America, Inc.	5	512

		10,711

Interactive Media & Services — 1.7%
InterActiveCorp. *	9	1,078
Match Group, Inc. *	20	2,190

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Twitter, Inc. *	75	3,357

		6,625

IT Services — 4.6%
Black Knight, Inc. *	29	2,550
DXC Technology Co.	33	580
Fidelity National Information Services, Inc.	20	2,954
Fiserv, Inc. *	23	2,357
Global Payments, Inc.	9	1,622
Leidos Holdings, Inc.	31	2,766
Okta, Inc. * (a)	5	1,091
Science Applications International Corp.	11	863
Snowflake, Inc., Class A * (a)	6	1,556
Switch, Inc., Class A(a)	15	236
Twilio, Inc., Class A *	6	1,433

		18,008

Leisure Products — 1.0%
Hasbro, Inc.	7	546
Mattel, Inc. *	51	596
Peloton Interactive, Inc., Class A *	13	1,310
Polaris, Inc.	14	1,331

		3,783

Life Sciences Tools & Services — 1.8%
Agilent Technologies, Inc.	25	2,485
Charles River Laboratories International, Inc. * (a)	5	1,223
PPD, Inc. *	33	1,230
QIAGEN NV *	24	1,244
Repligen Corp. *	5	679

		6,861

Machinery — 4.0%
Crane Co.	24	1,224
Ingersoll Rand, Inc. *	41	1,469
PACCAR, Inc.	53	4,560
Timken Co. (The)	124	6,697
Toro Co. (The)	20	1,662

		15,612

Media — 1.6%
Discovery, Inc., Class C *	67	1,321
DISH Network Corp., Class A *	57	1,646
Fox Corp., Class B	66	1,838
Nexstar Media Group, Inc., Class A (a)	16	1,434

		6,239

Metals & Mining — 1.2%
Freeport-McMoRan, Inc.	70	1,099
Newmont Corp.	38	2,385
Nucor Corp.	6	248
Reliance Steel & Aluminum Co.	1	148
Steel Dynamics, Inc.	25	717

		4,597

Mortgage Real Estate Investment Trusts (REITs) — 0.4%
AGNC Investment Corp.	13	175
New Residential Investment Corp.	70	556
Starwood Property Trust, Inc.	63	950

		1,681

Multiline Retail — 0.8%
Dollar General Corp.	13	2,741
Kohl’s Corp.	23	422

		3,163

Multi-Utilities — 0.6%
CenterPoint Energy, Inc.	21	405
CMS Energy Corp.	10	608
Consolidated Edison, Inc.	10	791
MDU Resources Group, Inc.	24	539

		2,343

Oil, Gas & Consumable Fuels — 1.7%
Cabot Oil & Gas Corp.	120	2,089
Cheniere Energy, Inc. *	25	1,166
Cimarex Energy Co.	7	179
HollyFrontier Corp.	80	1,569
Murphy Oil Corp.	25	221
Pioneer Natural Resources Co.	8	645
Valero Energy Corp.	6	257
Williams Cos., Inc. (The)	18	358

		6,484

Personal Products — 0.4%
Herbalife Nutrition Ltd. *	33	1,556

Pharmaceuticals — 1.6%
Elanco Animal Health, Inc. *	45	1,251
Jazz Pharmaceuticals plc *	14	2,054
Mylan NV *	80	1,193
Nektar Therapeutics *	46	762
Perrigo Co. plc	18	815

		6,075

Professional Services — 2.1%
CoStar Group, Inc. *	4	3,713
ManpowerGroup, Inc.	12	852
Nielsen Holdings plc	28	393
TransUnion	36	3,054

		8,012

Road & Rail — 0.4%
Landstar System, Inc.	5	584
Schneider National, Inc., Class B	32	783

		1,367

Semiconductors & Semiconductor Equipment — 1.4%
Lam Research Corp.	11	3,483
ON Semiconductor Corp. *	65	1,415
Qorvo, Inc. *	3	413

		5,311

Software — 8.0%
Dropbox, Inc., Class A * (a)	54	1,034
FireEye, Inc. *	184	2,267
HubSpot, Inc. *	10	2,952
Medallia, Inc. * (a)	29	790
Palantir Technologies, Inc., Class A *	96	907
Palo Alto Networks, Inc. *	9	2,197
Pluralsight, Inc., Class A * (a)	54	927
Proofpoint, Inc. *	23	2,459
RealPage, Inc. *	62	3,574
Synopsys, Inc. *	33	6,965
Unity Software, Inc. *	82	7,165

		31,237

Specialty Retail — 3.0%
Advance Auto Parts, Inc.	16	2,379
AutoZone, Inc. *	1	795

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Best Buy Co., Inc.	34	3,816
Burlington Stores, Inc. *	2	340
Dick’s Sporting Goods, Inc.	55	3,166
Foot Locker, Inc.	16	532
Ulta Beauty, Inc. *	1	202
Williams-Sonoma, Inc.	6	534

		11,764

Technology Hardware, Storage & Peripherals — 3.5%
Dell Technologies, Inc., Class C *	69	4,666
NCR Corp. *	224	4,960
NetApp, Inc.	56	2,438
Pure Storage, Inc., Class A *	30	464
Western Digital Corp.	28	1,017

		13,545

Textiles, Apparel & Luxury Goods — 0.1%
Ralph Lauren Corp.	6	403

Thrifts & Mortgage Finance — 0.4%
MGIC Investment Corp.	156	1,381

Trading Companies & Distributors — 2.1%
HD Supply Holdings, Inc. *	33	1,367
MSC Industrial Direct Co., Inc., Class A	43	2,708
Univar Solutions, Inc. *	115	1,934
WW Grainger, Inc.	6	2,105

		8,114

Water Utilities — 0.3%
American Water Works Co., Inc.	5	710
Essential Utilities, Inc.	7	290

		1,000

TOTAL COMMON STOCKS (Cost $310,777)		376,342

SHORT-TERM INVESTMENTS — 4.0%
INVESTMENT COMPANIES — 1.1%
JPMorgan Prime Money Market Fund Class IM Shares, 0.23% (c) (d) (Cost $4,109)	4,107	4,110

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 2.9%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.29% (c) (d)	8,000	8,001
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (c) (d)	3,427	3,427

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $11,429)		11,428

TOTAL SHORT-TERM INVESTMENTS (Cost $15,538)		15,538

Total Investments — 101.2% (Cost $326,315)		391,880
Liabilities in Excess of Other Assets — (1.2)%		(4,495)

Net Assets — 100.0%		387,385

Percentages indicated are based on net assets.

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Abbreviations

REIT	Real Estate Investment Trust
(a)	The security or a portion of this security is on loan at September 30, 2020. The total value of securities on loan at September 30, 2020 is approximately $11,072,000.
(b)	Amount rounds to less than one thousand.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of September 30, 2020.
*	Non-income producing security.

Futures contracts outstanding as of September 30, 2020 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	52	12/2020	USD	9,648	129

Abbreviations

USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$391,880	$—	$—	$391,880

Appreciation in Other Financial Instruments
Futures Contracts (a)	$129	$—	$—	$129

(a)	Please refer to the SOI for specifics of portfolio holdings.

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

	For the period ended September 30, 2020
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2020	Shares at September 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM, 0.23%(a)(b)	$4,828	$36,771	$37,488	$—	(c)	$(1)	$4,110	4,107	$5	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.29%(a)(b)	15,004	14,000	21,000	1		(4)	8,001	8,000	10	—
JPMorgan U.S. Government Money Market Fund Class IM, 0.06%(a)(b)	5,757	33,890	36,220	—		—	3,427	3,427	1	—

Total	$25,589	$84,661	$94,708	$1		$(5)	$15,538		$16	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2020.
(c)	Amount rounds to less than one thousand.